Subsequent Events (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 14, 2018	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016
Subsequent Event [Line Items]
Stock Price Per Share Period End				$ 38.88	$ 42.53			$ 39.17	$ 37.73	$ 41.55	$ 40.61	$ 43.21	$ 39.17
Acquisition of business - purchase price (in millions)				$ (1,123)	$ 2,959	$ 30,753
Issuance of long-term debt				$ 48,793	$ 10,140	$ 33,969
Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of long-term debt			$ 43,294
Redemption amount			$ 48,008
Subsequent Event [Member] | Time Warner Inc. [Member] | Acquisition [Member]
Subsequent Event [Line Items]
Business Acquisition, Effective Date of Acquisition	Jun. 14, 2018
Acquisition of business - percentage ownership of combined company held by former shareholders of acquiree							16.00%
Stock Price Per Share Period End							$ 32.52
Subsequent Event [Member] | Time Warner Inc. [Member] | Acquisition [Member] | Cash [Member]
Subsequent Event [Line Items]
Acquisition of business - purchase price (in US dollars per share)		$ 53.75
Acquisition of business - purchase price (in millions)		$ 42,100
Subsequent Event [Member] | Time Warner Inc. [Member] | Acquisition [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Acquisition of business - purchase price (in millions)		$ 36,599
Acquisition of assets - noncash consideration		1.437 shares of AT&T stock per share of Time Warner common stock
Shares issued as part of acquisition		1,125,517,510